Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.56%
Aerospace & Defense–2.98%
BWX Technologies, Inc.	30,244	$1,473,185
Cubic Corp.	34,995	1,445,644
Curtiss-Wright Corp.	15,486	1,431,061
		4,349,890
Alternative Carriers–1.87%
Iridium Communications, Inc.(b)	122,354	2,732,165
Apparel Retail–1.29%
American Eagle Outfitters, Inc.	105,188	836,244
Boot Barn Holdings, Inc.(b)	53,500	691,755
Children’s Place, Inc. (The)	18,335	358,633
		1,886,632
Application Software–5.58%
Avalara, Inc.(b)	31,507	2,350,422
Manhattan Associates, Inc.(b)	28,870	1,438,304
Nuance Communications, Inc.(b)	91,650	1,537,887
Paylocity Holding Corp.(b)	15,997	1,412,855
Q2 Holdings, Inc.(b)	23,585	1,392,930
		8,132,398
Asset Management & Custody Banks–0.47%
Blucora, Inc.(b)	56,716	683,428
Auto Parts & Equipment–0.84%
Visteon Corp.(b)	25,526	1,224,737
Biotechnology–1.44%
Neurocrine Biosciences, Inc.(b)	24,235	2,097,539
Building Products–2.28%
Masonite International Corp.(b)	24,159	1,146,345
Owens Corning	33,524	1,301,066
Trex Co., Inc.(b)	10,905	873,927
		3,321,338
Casinos & Gaming–0.69%
Penn National Gaming, Inc.(b)	79,421	1,004,676
Communications Equipment–3.01%
Ciena Corp.(b)	50,115	1,995,078
Lumentum Holdings, Inc.(b)	32,452	2,391,713
		4,386,791
Construction & Engineering–1.83%
Dycom Industries, Inc.(b)	52,454	1,345,445
Primoris Services Corp.	83,502	1,327,682
		2,673,127
Construction Materials–2.23%
Eagle Materials, Inc.	24,800	1,448,816
Summit Materials, Inc., Class A(b)	120,156	1,802,340
		3,251,156
Data Processing & Outsourced Services–0.92%
Jack Henry & Associates, Inc.	8,607	1,336,151
Shares		Value
Diversified Support Services–1.12%
Mobile Mini, Inc.	62,245	$1,632,686
Education Services–1.28%
Strategic Education, Inc.	13,315	1,860,904
Electric Utilities–0.92%
IDACORP, Inc.	15,237	1,337,656
Electrical Components & Equipment–1.11%
EnerSys	32,720	1,620,294
Electronic Equipment & Instruments–2.11%
Badger Meter, Inc.	31,967	1,713,431
Coherent, Inc.(b)	12,862	1,368,646
		3,082,077
Environmental & Facilities Services–2.18%
BrightView Holdings, Inc.(b)	126,723	1,401,556
Casella Waste Systems, Inc., Class A(b)	45,708	1,785,355
		3,186,911
Fertilizers & Agricultural Chemicals–1.10%
Scotts Miracle-Gro Co. (The)	15,729	1,610,650
Financial Exchanges & Data–1.35%
TMX Group Ltd. (Canada)	26,545	1,976,209
Food Retail–1.02%
Sprouts Farmers Market, Inc.(b)	79,795	1,483,389
Footwear–1.90%
Crocs, Inc.(b)	80,857	1,373,761
Wolverine World Wide, Inc.	91,991	1,398,263
		2,772,024
Health Care Equipment–3.26%
Hill-Rom Holdings, Inc.	21,277	2,140,466
STERIS PLC	14,175	1,984,075
Wright Medical Group N.V.(b)	21,755	623,281
		4,747,822
Health Care Facilities–2.16%
Acadia Healthcare Co., Inc.(b)	57,767	1,060,024
Encompass Health Corp.	32,601	2,087,442
		3,147,466
Health Care REITs–1.17%
Healthcare Trust of America, Inc., Class A	70,315	1,707,248
Health Care Supplies–2.10%
ICU Medical, Inc.(b)	8,928	1,801,403
Lantheus Holdings, Inc.(b)	99,107	1,264,605
		3,066,008
Homebuilding–1.02%
Taylor Morrison Home Corp., Class A(b)	135,134	1,486,474
Hotel & Resort REITs–1.02%
Ryman Hospitality Properties, Inc.	41,686	1,494,443

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Hotels, Resorts & Cruise Lines–0.62%
Wyndham Destinations, Inc.	42,046	$912,398
Industrial Machinery–3.42%
Albany International Corp.	24,207	1,145,717
Altra Industrial Motion Corp.	75,765	1,325,130
Gates Industrial Corp. PLC(b)	165,197	1,219,154
SPX Corp.(b)	39,602	1,292,609
		4,982,610
Industrial REITs–2.23%
EastGroup Properties, Inc.	16,209	1,693,516
STAG Industrial, Inc.	69,121	1,556,605
		3,250,121
Investment Banking & Brokerage–2.18%
LPL Financial Holdings, Inc.	29,919	1,628,491
Piper Sandler Cos.	30,824	1,558,770
		3,187,261
Life & Health Insurance–1.03%
Primerica, Inc.	16,947	1,499,471
Life Sciences Tools & Services–1.59%
NeoGenomics, Inc.(b)	84,023	2,319,875
Managed Health Care–0.56%
HealthEquity, Inc.(b)	16,252	822,189
Multi-line Insurance–1.16%
Assurant, Inc.	16,251	1,691,567
Office REITs–0.34%
Highwoods Properties, Inc.	14,063	498,111
Oil & Gas Exploration & Production–1.21%
Diamondback Energy, Inc.	35,041	918,074
Parsley Energy, Inc., Class A	146,970	842,138
		1,760,212
Packaged Foods & Meats–0.92%
Calavo Growers, Inc.	23,376	1,348,561
Paper Packaging–0.93%
Graphic Packaging Holding Co.	111,289	1,357,726
Pharmaceuticals–1.47%
Horizon Therapeutics PLC(b)	72,229	2,139,423
Property & Casualty Insurance–1.71%
Hanover Insurance Group, Inc. (The)	13,765	1,246,834
Selective Insurance Group, Inc.	25,165	1,250,700
		2,497,534
Real Estate Services–1.30%
FirstService Corp. (Canada)	24,683	1,903,360
Regional Banks–7.83%
CenterState Bank Corp.	81,057	1,396,612
Columbia Banking System, Inc.	60,783	1,628,984
Community Bank System, Inc.	30,727	1,806,748
Glacier Bancorp, Inc.	47,432	1,612,925
Pacific Premier Bancorp, Inc.	63,052	1,187,900
Pinnacle Financial Partners, Inc.	33,693	1,264,835
Webster Financial Corp.	48,728	1,115,871
Shares		Value
Regional Banks–(continued)
Western Alliance Bancorporation	45,690	$1,398,571
		11,412,446
Restaurants–1.88%
Papa John’s International, Inc.	25,676	1,370,328
Wendy’s Co. (The)	92,078	1,370,121
		2,740,449
Semiconductor Equipment–2.27%
Brooks Automation, Inc.	46,164	1,408,002
Entegris, Inc.	42,393	1,897,935
		3,305,937
Semiconductors–3.51%
Lattice Semiconductor Corp.(b)	105,685	1,883,307
Power Integrations, Inc.	17,953	1,585,788
Semtech Corp.(b)	43,850	1,644,375
		5,113,470
Specialized Consumer Services–0.94%
ServiceMaster Global Holdings, Inc.(b)	50,551	1,364,877
Specialized REITs–1.14%
CyrusOne, Inc.	26,829	1,656,691
Systems Software–1.05%
Rapid7, Inc.(b)	35,195	1,524,999
Thrifts & Mortgage Finance–1.48%
Essent Group Ltd.	42,768	1,126,509
Radian Group, Inc.	79,812	1,033,566
		2,160,075
Tires & Rubber–0.68%
Cooper Tire & Rubber Co.	60,452	985,368
Trading Companies & Distributors–1.58%
Applied Industrial Technologies, Inc.	21,949	1,003,508
Univar Solutions, Inc.(b)	121,983	1,307,658
		2,311,166
Trucking–2.48%
Knight-Swift Transportation Holdings, Inc.	57,928	1,900,038
Old Dominion Freight Line, Inc.	13,077	1,716,487
		3,616,525
Water Utilities–0.80%
California Water Service Group	23,061	1,160,430
Total Common Stocks & Other Equity Interests (Cost $161,833,301)		140,815,141
Money Market Funds–4.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	2,094,865	2,094,865
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	1,361,901	1,361,356
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	2,394,132	2,394,132
Total Money Market Funds (Cost $5,849,946)		5,850,353
TOTAL INVESTMENTS IN SECURITIES–100.57% (Cost $167,683,247)		146,665,494
OTHER ASSETS LESS LIABILITIES—(0.57)%		(837,720)
NET ASSETS–100.00%		$145,827,774
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Small Cap Equity Fund